INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of inventory, net
	June 30,	December 31,
	2023	2022
	$	$
Raw materials, parts and supplies	1,667	1,726
Finished products	1,392	1,685

	3,059	3,411